Equity - Schedule of Changes in Revaluation Reserve (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of reserves within equity [Line Items]
Opening balance	€ 4,362	[1]	€ 5,897
Closing balance	3,621	[1]	4,362	[1]	€ 5,897
Available-for-Sale and Other [member]
Disclosure of reserves within equity [Line Items]
Opening balance	3,447		3,830		3,896
Effect of changes in accounting policy	(3,447)
Unrealised revaluations			(293)		80
Realised gains/losses transferred to the statement of profit or loss			(90)		(146)
Closing balance			3,447		3,830
Reserve of gain loss FVOCI [member] | Equity securities [member]
Disclosure of reserves within equity [Line Items]
Effect of changes in accounting policy	2,432
Unrealised revaluations	(461)
Changes in composition of the group and other changes	(56)
Closing balance	1,914
Reserve of gain loss FVOCI [member] | Debt instruments [Member]
Disclosure of reserves within equity [Line Items]
Effect of changes in accounting policy	629
Unrealised revaluations	(177)
Realised gains/losses transferred to the statement of profit or loss	(54)
Closing balance	398
Cash flow hedge [member]
Disclosure of reserves within equity [Line Items]
Opening balance	263		777		666
Hedging gains and losses recognised in OCI	0
Unrealised revaluations	342		(514)		111
Closing balance	604		263		777
Credit liability [member]
Disclosure of reserves within equity [Line Items]
Effect of changes in accounting policy	(190)
Changes in credit liability reserve	199
Closing balance	8
Reserve of property in own use [Member]
Disclosure of reserves within equity [Line Items]
Opening balance	203		204		326
Unrealised revaluations	3		25		5
Changes in composition of the group and other changes	(2)		(26)		(127)
Closing balance	€ 204		€ 203		€ 204

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.